Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2024
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
WCM Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused Emerging Markets ex China Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Mid Cap Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM China Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM SMID Quality Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM International Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

WCM Focused International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

Each a series (the “Funds”) of Investment Managers Series Trust

Supplement dated December 13, 2024, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is www.wcminvest.com/funds. Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.